Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosures(1)(2)(8)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid for PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid for Non-PEO NEOs(4) ($)	Value of Fixed $100 Investment Based On:		Net Income ($)	Total AFFO per Share(7) ($)

					W. P. Carey Total Shareholder Return(5) ($)	MSCI US REIT Index Total Shareholder Return(6) ($)

2025	10,786,686	22,438,754	3,263,737	5,699,233	124.42	137.53	466,359,000	4.97
2024	10,153,724	3,680,523	3,814,908	1,750,974	99.55	133.59	460,839,000	4.70
2023	12,990,932	4,687,585	3,889,876	1,917,029	111.34	122.84	708,334,000	5.18
2022	9,405,063	16,628,053	3,240,587	5,044,873	123.46	108.00	599,139,000	5.29
2021	10,103,384	13,913,308	3,448,110	4,514,778	122.88	143.06	409,988,000	5.03

Named Executive Officers, Footnote	Our principal executive officer ("PEO") for FY2021 through FY2025 was Jason E. Fox. Our other, non-PEO, NEOs for FY2021 through FY2025 for whom Summary Compensation total average compensation and other amounts are presented were ToniAnn Sanzone, Brooks G. Gordon, Jeremiah H. Gregory and Gino M. Sabatini.
Peer Group Issuers, Footnote	Peer TSR calculated for the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
PEO Total Compensation Amount	$ 10,786,686	$ 10,153,724	$ 12,990,932	$ 9,405,063	$ 10,103,384
PEO Actually Paid Compensation Amount	$ 22,438,754	3,680,523	4,687,585	16,628,053	13,913,308
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made during 2025 represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our PEO during 2025. No adjustments were made pursuant to defined benefit or actuarial pension plans, and such line items have been excluded from the table below:

PEO "Compensation Actually Paid" Calculation Detail
Compensation Element	2025 ($)

Summary Compensation table Reported Total Compensation	10,786,686
Aggregate Summary Compensation table Reported Equity Compensation (-)	(7,986,686)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	12,732,647
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	5,729,208
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	239,241
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—
Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included (+)	937,658
"Compensation Actually Paid" Determination	22,438,754

Non-PEO NEO Average Total Compensation Amount	$ 3,263,737	3,814,908	3,889,876	3,240,587	3,448,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,699,233	1,750,974	1,917,029	5,044,873	4,514,778
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made during 2025 represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our non-PEO NEOs during 2025:

Average Non-PEO NEO "Compensation Actually Paid" Calculation Detail
Compensation Element	2025 ($)

Summary Compensation table Reported Total Compensation	3,263,737
Aggregate Summary Compensation table Reported Equity Compensation (-)	(1,741,563)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	2,775,422
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	1,148,949
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	54,589
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—
Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included (+)	198,099
"Compensation Actually Paid" Determination	5,699,233

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Total AFFO(1) per Share 1.See Appendix A for a description of this non-GAAP financial measure.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR
Tabular List, Table

Performance Metric Tabular Disclosure

Total Adjusted Funds from Operations ("Total AFFO") per Share(1)
Total Shareholder Return
Net Debt to Adjusted EBITDA(1)
Cash Interest Expense Coverage Ratio(1)
Investment Volume(2)

Total Shareholder Return Amount	$ 124.42	99.55	111.34	123.46	122.88
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108.00	143.06
Net Income (Loss)	$ 466,359,000	$ 460,839,000	$ 708,334,000	$ 599,139,000	$ 409,988,000
Company Selected Measure Amount	4.97	4.70	5.18	5.29	5.03
PEO Name	Jason E. Fox
Additional 402(v) Disclosure	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718. No adjustments were made to Summary Compensation disclosed compensation values pursuant to any defined benefit or actuarial pension plans. W. P. Carey TSR calculated based on an assumed $100 investment as of December 31, 2019, and the reinvestment of any issued dividends. See Appendix A for a description of these non-GAAP financial measures.
8.In connection with the Spin-Off, each RSU and PSU outstanding at November 1, 2023, received an equitable adjustment pursuant to the equitable adjustment provision of the 2017 SIP equal to the ratio of the five-day volume weighted-average per-share price of our common stock prior to the Spin-Off divided by the five-day volume weighted-average per-share price of our common stock following the Spin-Off.
	See Appendix A for a description of this non-GAAP financial measure.2.This metric only impacts Mr. Sabatini's compensation performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Adjusted Funds from Operations ("Total AFFO") per Share(1)
Non-GAAP Measure Description
Our Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. To promote strong pay-for-performance orientation, when setting executive pay levels, the Compensation Committee considers the Company's absolute and relative TSR, short- and long-term business outlook, including Total AFFO(7) per share, and the broader market environment.
	The following section provides a description of the relationships between W. P. Carey's TSR relative to a peer comparison index and compensation actually paid relative to W. P. Carey's TSR, net income and Total AFFO(7) per share over the last four completed fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Adjusted EBITDA(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Interest Expense Coverage Ratio(1)
Measure:: 5
Pay vs Performance Disclosure
Name	Investment Volume(2)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,986,686)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,732,647
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,729,208
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,241
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,658
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,741,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,775,422
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,949
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,589
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 198,099